Segment information and revenue analysis (Tables)	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Schedule of disaggregated information of revenues by business lines

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2021	2020	2019

Interactive toys - animation series	$657,619	$1,575,903	$160,672
Interactive toys - game series	8,723,480	16,131,115	21,152,258
Mobile game	4,165,456	2,506,285	2,521,199
Information service	1,608,519	4,386,620	—
Total revenues	$15,155,074	$24,599,923	$23,834,129

Schedule of disaggregated information by business lines

	Interactive toys animation series	Interactive to game series	Mobile game	Information Service
Revenue	$657,619	$8,723,480	$4,165,456	$1,608,519
Costs of revenue	(140,450)	(4,340,776)	(2,889,486)	(1,301,438)
Gross Profit	$517,169	$4,382,704	$1,275,970	$307,081

Year ended December 31, 2020
	Interactive toys animation series	Interactive toys game series	Mobile game	Information Service

Revenue	$1,575,903	$16,131,115	$2,506,285	$4,386,620
Costs of revenue	(1,331,731)	(5,503,184)	(10,577)	(4,334,411)
Gross Profit	$244,172	$10,627,931	$2,495,708	$52,209

Year ended December 31, 2019
	Interactive toys animation series	Interactive toys game series	Mobile game
Revenue	$160,672	$21,152,258	$2,521,199
Costs of revenue	(81,201)	(7,160,508)	(290,091)
Gross Profit	$79,471	$13,991,750	$2,231,108

Schedule of disaggregated information of revenues by geographic locations

	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019

Domestic PRC revenues	$15,155,074	$24,599,923	$23,834,129
Export revenues	—	—	—
Total revenues	$15,155,074	$24,599,923	$23,834,129